Liquidity and Going Concern	1 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern

2.	LIQUIDITY AND GOING CONCERN

As of September 30, 2025, and for the period from the Inception Date through September 30, 2025, the Company had no operating activities other than expenses incurred for legal and accounting professional services. As of September 30, 2025, the Company had no cash.

These factors raise substantial doubt regarding the Company’s ability to continue as a going concern within one year of the date these consolidated financial statements are available to be issued.

The Company was formed for the purpose of facilitating a business combination transaction and is not intended to have independent operating activities. The Company is seeking to alleviate going concern risk through debt and equity financing in the United States (“U.S.”) capital markets to support its working capital needs and merger-related activities following the consummation of the Merger.

However, there is no guarantee that such financing will be available or sufficient to alleviate the substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon the successful completion of the business combination transaction, the availability of additional financing, and the support of its shareholders and affiliates to fund its ongoing administrative and merger-related obligations.

These accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.